Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Offsetting of derivatives
Offsetting of derivatives

	6M13		2012
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforcable master netting agreements (CHF billion)
OTC-cleared	285.7	285.0	365.3	365.4
OTC	254.2	244.8	337.7	327.9
Exchange-traded	0.3	0.1	0.2	0.2
Interest rate products	540.2	529.9	703.2	693.5
OTC	65.3	75.7	60.4	73.2
Exchange-traded	0.1	0.1	0.0	0.0
Foreign exchange products	65.4	75.8	60.4	73.2
OTC	16.5	17.3	12.7	15.2
Exchange-traded	16.0	16.9	13.7	14.1
Equity/index-related products	32.5	34.2	26.4	29.3
OTC-cleared	3.5	3.3	3.0	2.7
OTC	25.1	25.3	27.1	26.8
Credit derivatives	28.6	28.6	30.1	29.5
OTC	6.8	7.3	5.7	5.5
Exchange-traded	1.3	1.6	1.7	1.7
Other products	8.1	8.9	7.4	7.2
OTC-cleared	289.2	288.3	368.3	368.1
OTC	367.9	370.4	443.6	448.6
Exchange-traded	17.7	18.7	15.6	16.0
Total gross derivatives subject to enforceable master netting agreements	674.8	677.4	827.5	832.7
Offsetting (CHF billion)
OTC-cleared	(286.1)	(286.1)	(367.2)	(367.5)
OTC	(343.7)	(347.3)	(418.6)	(421.7)
Exchange-traded	(16.9)	(16.9)	(14.2)	(14.2)
Offsetting	(646.7)	(650.3)	(800.0)	(803.4)
of which counterparty netting	(618.7)	(618.7)	(766.7)	(766.7)
of which cash collateral netting	(28.0)	(31.6)	(33.3)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	3.1	2.2	1.1	0.6
OTC	24.2	23.1	25.0	26.9
Exchange-traded	0.8	1.8	1.4	1.8
Total net derivatives subject to enforceable master netting agreements	28.1	27.1	27.5	29.3
Total derivatives not subject to enforceable master netting agreements [1]	13.6	14.3	9.8	11.4
Total net derivatives presented in the consolidated balance sheets	41.7	41.4	37.3	40.7
of which recorded in trading assets and trading liabilities	39.3	40.7	33.4	39.6
of which recorded in other assets and other liabilities	2.4	0.7	3.9	1.1
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions

	6M13				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	130.0	(38.7)	91.3		141.4	(41.1)	100.3
Securities borrowing transactions	27.2	(2.2)	25.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	157.2	(40.9)	116.3		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	57.1	–	57.1		64.2	–	64.2
Total	214.3	(40.9)	173.4	[2]	226.5	(43.1)	183.4	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 99,972 million and CHF 113,664 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions

	6M13				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	100.5	(40.9)	59.6		99.6	(43.1)	56.5
Securities lending transactions	10.2	0.0	10.2		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	21.1	0.0	21.1		25.9	0.0	25.9
Total subject to enforceable master netting agreements	131.8	(40.9)	90.9		136.3	(43.1)	93.2
Total not subject to enforceable master netting agreements [1]	29.9	–	29.9		69.5	–	69.5
Total	161.7	(40.9)	120.8		205.8	(43.1)	162.7
of which securities sold under repurchase agreements and securities lending transactions	140.0	(40.9)	99.1	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	21.7	0.0	21.7		30.0	0.0	30.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 79,443 million and CHF 108,784 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets

	6M13						2012
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	28.1	5.9		0.2		22.0	27.5	5.1		0.0		22.4
Securities purchased under resale agreements	91.3	91.2		0.1		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	25.0	23.2		0.0		1.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	144.4	120.3		0.3		23.8	146.7	122.8		0.0		23.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	27.1	7.4		0.6		19.1	29.3	7.9		0.0		21.4
Securities sold under repurchase agreements	59.6	59.4		0.2		0.0	56.5	56.3		0.2		0.0
Securities lending transactions	10.2	9.7		0.0		0.5	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	21.1	19.9		0.0		1.2	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	118.0	96.4		0.8		20.8	122.5	98.6		0.2		23.7
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.